Acquisition of Fiberblaze	12 Months Ended
Dec. 31, 2014
Acquisition of Fiberblaze [Abstract]
Acquisition of Fiberblaze

Note 3 – Acquisition of Fiberblaze

On December 10, 2014 (hereinafter – closing date) the Company completed the acquisition of all of the outstanding shares and voting interests of Fiberblaze. The acquired company is a privately-held Denmark-based provider of high performance application acceleration solutions for the mobile, telecommunication, network monitoring, cyber security, financial and related industries. Fiberblaze has a wholly owned subsidiary in the U.S called Fiberblaze US, LLC which markets Fiberblaze's products in the US.

     The financial results of Fiberblaze are included in the consolidated financial statements from the closing date.

The following table summarizes the major classes of consideration transferred, and the recognized amounts of assets acquired and liabilities assumed at the acquisition date:

US$ thousands

Cash	10,161
Contingent consideration (i)(a)	3,796
Contingent consideration (i)(b)	887
Total purchase price	14,844

(i)

Contingent consideration

Silicom has agreed to pay the selling shareholders additional milestones-based contingent consideration which is classified as a financial liability, 90% in cash and 10% in options to ordinary shares of the Company as described below:

(a)
Pursuant to the terms of the share purchase agreement (hereinafter – SPA) between the Company and Fiberblaze selling shareholders, the Company is obligated to pay to Fiberblaze's selling shareholders a contingent payment upon the attainment of future performance milestones relating to Fiberblaze revenues until August 31, 2015. In connection with this contingent payment consideration, at the closing date, the Company recorded an estimated liability of US$ 3,796 thousand. At December 31, 2014 the fair value of the contingent consideration has increased to US$ 3,833 thousand, an increase that reflects the changes related to the time value of the liability since the date of acquisition.

(b)
Pursuant to the terms of the SPA between the Company and Fiberblaze selling shareholders, the Company is obligated to pay to Fiberblaze's selling shareholders a contingent payment upon the attainment of future performance milestones relating to Fiberblaze's achievement of design wins until August 31, 2015. In connection with this contingent payment consideration, at the closing date, the Company recorded an estimated liability of US$ 887 thousand. At December 31, 2014 the fair value of the contingent consideration has increased to US$ 895 thousand, an increase that reflects the changes related to the time value of the liability since the date of acquisition.

(c)
Pursuant to the terms of the SPA, the options to ordinary shares will be valued based on the fair market value of such options on the date of their grant according to the Black and Scholes model, will vest in three equal tranches over three years, with the first tranche vesting one year following August 31, 2015, and will have an exercise price equal to the closing trading price of the Company's Ordinary Shares on the Nasdaq Stock Exchange on the date of grant.

Under the purchase method prescribed by ASC 805, the purchase price is allocated to net tangible assets, identifiable intangible assets, with any remainder allocated to goodwill:

US$ thousands

Cash and cash equivalents	113
Trade and other receivables	764
Inventories	1,116
Fixed assets	29
Trade and other payables	(854)
Customer relationships	540
Current technology	1,456
Deferred tax liability	(562)
Goodwill	12,242
Total purchase price	14,844

                Measurement of fair values

Presented hereunder is information regarding the techniques the Company used to measure the fair value of the financial and non-financial assets and liabilities recognized as a result of the business combination:

(a)    Inventories

The fair value of inventories is determined based on the estimated selling price in the ordinary course of business less the estimated costs of completion and sale, and a reasonable profit margin based on the effort required to complete and sell the inventories.

(b)    Intangible assets

The fair value of current technology is based on the discounted estimated royalty payments that have been avoided as a result of the current technology being owned. The fair value of customer relationships is determined using the multi-period excess earnings method, whereby the subject asset is valued after deducting a fair return on all other assets that are part of creating the related cash flows.

(c)    Contingent consideration in business combination

The fair value is calculated using the income approach based on the expected payment amounts and their associated probabilities (i.e. probability-weighted). The liability is discounted to present value using the weighted average cost of capital rate of 18%. The fair value measurement is classified at level 3 of the fair value hierarchy (for a definition of the various hierarchy levels, see Note 2W regarding the fair value measurements). After the closing date, the Company recognizes changes in the fair value of contingent consideration in general and administrative expenses.

If new information is obtained within one year from the acquisition date about facts and circumstances that existed at the acquisition date, the Company will retrospectively adjust the relevant amounts that were recognized at the time of the acquisition.

The aggregate cash flows derived for the Company as a result of the acquisition:

US$ thousands

Cash and cash equivalents paid	10,161
Cash and cash equivalents of the subsidiary	(113)
Purchase price paid in cash, net	10,048

Goodwill

Goodwill was recognized as a result of the acquisition as follows:

US$ thousands

Consideration transferred	14,844
Fair value of identifiable net assets	(2,602)
Total goodwill	12,242

The goodwill is attributable mainly to the skills and technical talent of the acquiree's work force, and the synergies expected to be achieved from integrating the acquiree into the Company's existing regular business (see also  Note 8A on goodwill). None of the goodwill recognized is expected to be deductible for income tax purposes.

Acquisition-related expenses

The Company incurred acquisition-related expenses of US$ 217. These expenses have been included in general and administrative expenses in the statement of operation. None of the acquisition related expenses are expected to be deductible for income tax purposes.